SCHEDULE OF SHORT TERM LOAN ARRANGEMENTS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total	$ 304,666	$ 10,008,552	$ 72,967
Related Party [Member]
Short-Term Debt [Line Items]
Total		5,875,000
Insurance Funding Loan [Member]
Short-Term Debt [Line Items]
Total	304,666	258,552	72,967
Other Loans [Member]
Short-Term Debt [Line Items]
Total		$ 3,875,000